Segmental analysis - Adjusted profit reconciliation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of operating segments [line items]
Profit before tax	$ 10,839	$ 4,459	$ 4,318
Goodwill impairment	0	0	41
Goodwill | The Saudi British Bank
Disclosure of operating segments [line items]
Goodwill impairment		462
Operating segments
Disclosure of operating segments [line items]
Profit before tax	11,950	6,680	5,654
Significant items
Disclosure of operating segments [line items]
Profit before tax	(1,111)	(2,096)	(1,444)
– customer redress programmes (revenue)	18	(47)	26
– disposals, acquisitions and investment in new businesses (revenue)	0	(2)	(8)
Fair value movements on financial instruments	(194)	(35)	299
Restructuring and other related costs (revenue)	(70)	(121)	(49)
– customer redress programmes (operating expenses)	(17)	104	(50)
– impairment of goodwill and other intangible assets	0	65	1,025
– past service costs of guaranteed minimum pension benefits equalisation	0	(17)	0
Restructuring and other related costs (operating expenses)	(848)	(1,403)	(505)
– settlements and provisions in connection with legal and other regulatory matters	0	(7)	(5)
Impairment of goodwill (share of profit in associates and joint ventures)	0	(462)	0
– currency translation on significant items		(41)	(127)
Impairment loss recognised in profit or loss, property, plant and equipment		197
Currency translation
Disclosure of operating segments [line items]
Profit before tax		$ (125)	108
Software | Significant items
Disclosure of operating segments [line items]
– impairment of goodwill and other intangible assets			$ 173